As filed with the Securities and Exchange Commission on February 26, 2015
Investment Company Act File Number 811-8312

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Daily Income Fund

 (Exact name of registrant as specified in charter)

1411 Broadway, 28th Floor
New York, NY  10018

(Address of principal executive offices)           (Zip code)

Christine Manna
c/o Reich & Tang Asset Management, LLC
1411 Broadway, 28th Floor
New York, New York 10018
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Item 1: Schedule of Investments

DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 2014
(UNAUDITED)

		Maturity	Interest	Value
Face Amount	Security Description	Date	Rate	(Note 1)

ASSET BACKED COMMERCIAL PAPER (17.39%) (1)
$75,000,000	Anglesea Funding LLC	01/06/15	0.16%	$74,998,333
155,000,000	Anglesea Funding LLC (3)	03/06/15	0.31	155,000,000
55,000,000	Anglesea Funding LLC (4)	07/24/15	0.29	55,000,000
225,000,000	Chesham Finance LLC (4)	06/11/15	0.28	225,000,000
80,000,000	Chesham Finance LLC	01/02/15	0.15	79,999,667
225,000,000	Ebury Finance LLC (4)	07/01/15	0.28	225,000,000
225,000,000	Halkin Finance LLC (4)	08/07/15	0.28	225,000,000
1,040,000,000	Total Asset Backed Commercial Paper			1,039,998,000

COMMERCIAL PAPER (5.06%)
$125,000,000	Nederlandse Waterschapsbank N.V.	08/19/15	0.32%	$124,748,438
25,000,000	Private Export Funding Corporation	01/15/15	0.21	24,997,958
33,000,000	Private Export Funding Corporation	02/17/15	0.26	32,988,798
25,000,000	Private Export Funding Corporation	07/07/15	0.30	24,961,042
95,000,000	Private Export Funding Corporation	08/03/15	0.30	94,830,583
303,000,000	Total Commercial Paper			302,526,819

FLOATING RATE SECURITIES (19.61%)
$194,000,000	China Construction Bank Corp. (5)	07/20/15	0.41%	$194,000,000
125,000,000	Dexia Credit Local (6) Guaranteed by Belgium, France & Luxembourg	07/01/15	0.29	125,000,000
85,000,000	JP Morgan Chase Bank, N.A. (7)	01/07/16	0.36	85,000,000
100,000,000	Rabobank Nederland (6)	06/15/15	0.29	100,000,000
208,900,000	Societe Generale S.A. (8)	02/02/15	0.30	208,900,000
200,000,000	State Street Bank and Trust Co. (9)	05/22/15	0.23	200,000,000
260,000,000	Westpac Banking Corp. (10)	07/17/15	0.23	260,000,000
1,172,900,000	Total Floating Rate Securities			1,172,900,000

LETTER OF CREDIT COMMERCIAL PAPER (0.25%)
$15,000,000	Shagang South-Asia (HK) Trading Co. Ltd. LOC Bank of China	01/02/15	0.45%	$14,999,813
15,000,000	Total Letter of Credit Commercial Paper			14,999,813

TIME DEPOSIT (13.97%)
$63,000,000	BNP Paribas S.A.	01/02/15	0.03%	$63,000,000
200,000,000	Canadian Imperial Bank of Commerce	01/02/15	0.04	200,000,000
258,000,000	Credit Agricole S.A.	01/02/15	0.05	258,000,000
315,000,000	Skandinaviska Enskilda Banken AB	01/02/15	0.04	315,000,000
836,000,000	Total Time Deposit			836,000,000

U.S. GOVERNMENT AGENCY DISCOUNT NOTES (3.26%)
$25,000,000	Federal Home Loan Bank	01/09/15	0.05%	$24,999,722
170,000,000	Federal National Mortgage Association	01/12/15	0.04	169,997,922
195,000,000	Total U.S. Government Agency Discount Notes			194,997,644

VARIABLE RATE DEMAND INSTRUMENTS (1.79%) (2)
$730,000	Central Michigan Inns, LLC (Pohlcat Inc) – Series 2000A LOC Wells Fargo Bank, N.A.	04/01/30	0.20%	$730,000
2,250,000	Columbus, GA Development Authority RB (Columbus Economic Development Corporation/Bricken Financial Project) – Series 2006 LOC Wells Fargo Bank, N.A.	02/01/26	0.21	2,250,000
44,494,805	Federal Home Loan Mortgage Corporation Multifamily Class A Certificates – Series M006	01/15/42	0.24	44,494,805
2,936,563	Federal Home Loan Mortgage Corporation Multifamily Class A Certificates – Series M004	10/15/45	0.24	2,936,563
2,500,000	Healtheum, LLC Series 2004 LOC Wells Fargo Bank, N.A.	11/01/29	0.12	2,500,000
37,000,000	Jets Stadium Development LLC Project Revenue Bond – Series 2007A-4 LOC Sumitomo Mitsui Banking Corp.	04/01/47	0.09	37,000,000
500,000	Kit Carson County, CO Agricultural Development RB (Midwest Farms, LLC) – Series 1997 LOC Wells Fargo Bank, N.A.	06/01/27	0.08	500,000
1,675,000	Lauren Company, LLC – Series 2003 LOC Wells Fargo Bank, N.A.	07/01/33	0.21	1,675,000
2,500,000	Mississippi Business Finance Corporation IDRB (Attala Steel Industries, LLC Project) – Series 2005 Guaranteed by Federal Home Loan Bank	07/01/20	0.16	2,500,000
2,660,000	Montgomery County, PA MHRB (Brookside Manor Apartments) – Series 2001A Collateralized by Federal National Mortgage Association	08/15/31	0.30	2,660,000
6,900,000	Olathe, KS IDRB (Diamant Board Project) – Series 1997B LOC Svenska Handelsbanken	03/01/27	0.38	6,900,000
3,080,000	Rural Electric Cooperative Grantor Trust Certificates (Kansas Electric Power Cooperative, Inc.) – Series 1997 LOC U.S. Government	12/18/17	0.39	3,080,000
107,226,368	Total Variable Rate Demand Instruments			107,226,368

YANKEE CERTIFICATES OF DEPOSIT (37.00%)
$100,000,000	Banco Del Estado De Chile	04/15/15	0.22%	$100,000,000
250,000,000	Bank of Montreal	01/02/15	0.10	250,000,000
285,000,000	Bank of Nova Scotia	02/17/15	0.25	285,000,000
300,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	01/07/15	0.10	300,000,000
14,050,000	Credit Industriel et Commercial	02/19/15	0.20	14,050,000
200,000,000	DZ Bank AG	02/25/15	0.31	200,000,000
300,000,000	National Bank of Kuwait S.A.K	01/07/15	0.11	300,000,499
250,000,000	Standard Chartered Bank	01/06/15	0.08	250,000,000
100,000,000	Sumitomo Mitsui Banking Corp.	01/06/15	0.20	100,000,000
150,000,000	Sumitomo Mitsui Banking Corp.	02/10/15	0.20	150,000,000
250,000,000	Toronto-Dominion Bank	08/10/15	0.31	250,000,000
14,200,000	Toronto-Dominion Bank	01/16/15	0.21	14,200,059
2,213,250,000	Total Yankee Certificates of Deposit			2,213,250,558

	Total Investments (98.33%)			5,881,899,202
	(cost $5,881,899,202†)
	Cash and Other Assets, Net of Liabilities (1.67%)			99,846,812
	Net Assets (100.00%)			$5,981,746,014

	Advantage Shares, 1,741,304,027 shares outstanding			$ 1.00
	Fiduciary Class, 796,826,107 shares outstanding			$ 1.00
	Institutional Class, 423,408,674 shares outstanding			$ 1.00
	Institutional Service Shares, 107,241,515 shares outstanding			$ 1.00
	Investor Select Class, 231,349,313 shares outstanding			$ 1.00
	Investor Service Shares, 266,343,709 shares outstanding			$ 1.00
	Investor Class, 130,228,464 shares outstanding			$ 1.00
	Option Xpress Class, 227,923,827 shares outstanding			$ 1.00
	Retail Class, 2,056,954,616 shares outstanding			$ 1.00

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

Footnotes
(1)
Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $1,039,998,000, which represented 17.39% of the Portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(2)
Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(3)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.15%, 45 day Put.
(4)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.12%, 35 day Put.
(5)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.25%, 30 day Put.
(6)	The Interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.05%.
(7)	The Interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.12%.
(8)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.13%
(9)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.06%
(10)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.07%

Key
IDRB	= Industrial Development Revenue Bond
LOC	= Letter of Credit
MHRB	= Multi-Family Housing Revenue Bond
RB	= Revenue Bond

DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 2014
(UNAUDITED)

		Maturity	Interest	Value
Face Amount	Security Description	Date	Rate	(Note 1)

REPURCHASE AGREEMENTS (16.19%)
$215,000,000	Credit Agricole CIB, purchased on 12/31/14, repurchase proceeds at maturity $215,000,597 (Collateralized by TRIN, 0.125%, due 04/15/18, value $219,300,075)	01/02/15	0.05%	$215,000,000
110,000,000	Goldman, Sachs & Co., purchased on 12/31/14, repurchase proceeds at maturity $110,000,856 (Collateralized by TRIN, 0.500% due 04/15/15, value $112,200,000)	01/07/15	0.04	110,000,000
52,000,000	Merrill Lynch, Pierce, Fenner & Smith Inc., purchased on 12/31/14, repurchase proceeds at maturity $52,000,144 (Collateralized by TINT, 0.000%, due 05/15/34, value $53,040,000)	01/02/15	0.05	52,000,000
377,000,000	Total Repurchase Agreements			377,000,000

U.S. GOVERNMENT OBLIGATIONS (83.73%)
$600,000,000	U.S. Treasury Bill	01/02/15	0.01%	$599,999,861
200,000,000	U.S. Treasury Bill	01/08/15	0.04	199,998,444
150,000,000	U.S. Treasury Bill	01/15/15	0.02	149,999,125
100,000,000	U.S. Treasury Bill	01/22/15	0.02	99,999,125
50,000,000	U.S. Treasury Bill	01/29/15	0.06	49,997,764
100,000,000	U.S. Treasury Bill	02/26/15	0.02	99,996,889
150,000,000	U.S. Treasury Bill	03/05/15	0.03	149,993,437
150,000,000	U.S. Treasury Bill	03/19/15	0.03	149,990,375
100,000,000	U.S. Treasury Bill	04/02/15	0.03	99,992,417
200,000,000	U.S. Treasury Bill	04/09/15	0.04	199,976,861
150,000,000	U.S. Treasury Bill	04/16/15	0.04	149,984,687
1,950,000,000	Total U.S. Government Obligations			1,949,928,985

	Total Investments (99.92%) (Cost $2,326,928,985†)			2,326,928,985
	Cash and Other Assets, Net of Liabilities (0.08%)			1,859,718
	Net Assets (100.00%)			$2,328,788,703

	Institutional Class, 1,360,952,162 shares outstanding			$ 1.00
	Institutional Service Shares, 145,991,804 shares outstanding			$ 1.00
	Investor, 214,268,134 shares outstanding			$ 1.00
	Retail Class, 110,846,442 shares outstanding			$ 1.00
	Investor Service Shares, 116,146,016 shares outstanding			$ 1.00
	Fiduciary Class, 227,766,459 shares outstanding			$ 1.00
	Investor Select Shares, 152,886,215 shares outstanding			$ 1.00

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

KEY:
	TRIN = U.S. Treasury Inflation-Indexed Note
	TINT = Treasury Separate Trading of Registered Interest and Principal Securities

DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 2014
(UNAUDITED)

		Maturity	Interest	Value
Face Amount	Security Description	Date	Rate	(Note 1)

COMMERCIAL PAPERS (3.36%)
$30,000,000	Army & Air Force Exchange Service Guaranteed by U.S. Government	02/18/15	0.13%	$29,994,800
30,000,000	Army & Air Force Exchange Service Guaranteed by U.S. Government	03/06/15	0.13	29,993,067
60,000,000	Total Commercial Papers			59,987,867

FLOATING RATE SECURITIES (3.92%)(1)
$6,000,000	Overseas Private Investment Corporation Guaranteed by U.S. Government	06/15/17	0.11%	6,000,000
10,000,000	Overseas Private Investment Corporation Guaranteed by U.S. Government	06/15/17	0.11	10,000,000
21,600,000	Overseas Private Investment Corporation Guaranteed by U.S. Government	12/15/19	0.11	21,600,000
20,000,000	Overseas Private Investment Corporation Guaranteed by U.S. Government	09/15/20	0.11	20,000,000
7,291,862	Overseas Private Investment Corporation Guaranteed by U.S. Government	01/15/21	0.11	7,291,862
5,000,000	Overseas Private Investment Corporation Guaranteed by U.S. Government	06/15/34	0.11	5,000,000
69,891,862	Total Floating Rate Securities			69,891,862

REPURCHASE AGREEMENTS (33.44%)
$280,000,000	Bank of America, N.A., purchased on 12/30/14, repurchase proceeds at maturity $280,000,933 (Collateralized by FHLMC, 3.500% to 4.000%, due 10/01/40 to 05/01/42, value $80,442,904, FNMA, 3.000% to 5.500%, due 08/01/33 to 11/01/43, value $188,460,730, GNMA, 3.50% to 4.50%, due 08/15/41 to 08/20/41, value $16,696,366)	01/02/15	0.06%	$280,000,000
300,000,000	Credit Agricole Corporate & Investment Bank, purchased on 12/30/14, repurchase proceeds at maturity $300,001,000 (Collateralized by USTR, 2.250% to 3.875%, due 01/31/15 to 04/15/29, value $306,000,031)	01/02/15	0.06	300,000,000
17,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., purchased on 12/30/14, repurchase proceeds at maturity $17,000,047 (Collateralized by USTR, 0.000%, due 05/15/28 to 02/15/33, value $17,340,000)	01/02/15	0.05	17,000,000
597,000,000	Total Repurchase Agreements			597,000,000

U.S. GOVERNMENT AGENCY DISCOUNT NOTES (54.57%)
$19,000,000	Federal Agricultural Mortgage Corporation	01/05/15	0.03%	$18,999,937
35,000,000	Federal Agricultural Mortgage Corporation	01/06/15	0.09	34,999,562
78,000,000	Federal Agricultural Mortgage Corporation	02/04/15	0.07	77,995,212
45,000,000	Federal Agricultural Mortgage Corporation	02/11/15	0.10	44,994,875
30,000,000	Federal Agricultural Mortgage Corporation	02/13/15	0.10	29,996,417
50,000,000	Federal Agricultural Mortgage Corporation	03/03/15	0.10	49,991,528
25,000,000	Federal Agricultural Mortgage Corporation	04/10/15	0.08	24,994,500
25,000,000	Federal Agricultural Mortgage Corporation	05/01/15	0.09	24,992,500
50,000,000	Federal Agricultural Mortgage Corporation	07/10/15	0.11	49,970,972
50,000,000	Federal Home Loan Bank	01/02/15	0.04	49,999,944
41,079,000	Federal Home Loan Bank	01/05/15	0.01	41,078,954
48,170,000	Federal Home Loan Bank	01/07/15	0.00	48,169,992
38,000,000	Federal Home Loan Bank	01/21/15	0.08	37,998,311
8,000,000	Federal Home Loan Bank	01/23/15	0.09	7,999,536
9,100,000	Federal Home Loan Bank	01/23/15	0.10	9,099,444
50,000,000	Federal Home Loan Bank	02/13/15	0.09	49,994,924
25,000,000	Federal Home Loan Bank	02/24/15	0.10	24,996,250
50,000,000	Federal Home Loan Bank	04/06/15	0.07	49,990,764
17,600,000	Federal Home Loan Bank	04/15/15	0.10	17,594,916
40,000,000	Federal Home Loan Bank	05/01/15	0.12	39,984,000
17,760,000	Federal Home Loan Bank	05/08/15	0.13	17,751,855
8,400,000	Federal Home Loan Bank	07/09/15	0.16	8,393,164
25,000,000	Federal Home Loan Mortgage Corporation	01/12/15	0.09	24,999,312
11,600,000	Federal Home Loan Mortgage Corporation	01/21/15	0.09	11,599,420
16,800,000	Federal Home Loan Mortgage Corporation	01/28/15	0.09	16,798,866
25,000,000	Federal Home Loan Mortgage Corporation	02/13/15	0.10	24,997,163
29,000,000	Federal Home Loan Mortgage Corporation	03/05/15	0.10	28,995,026
35,000,000	Federal Home Loan Mortgage Corporation	04/16/15	0.10	34,990,302
59,982,000	Federal National Mortgage Association	01/02/15	0.05	59,981,917
6,700,000	Federal National Mortgage Association	01/12/15	0.03	6,699,939
5,000,000	Federal National Mortgage Association	02/04/15	0.10	4,999,528
974,191,000	Total U.S. Government Agency Discount Notes			974,049,030

VARIABLE RATE DEMAND INSTRUMENTS (2) (4.67%)
$2,300,000	California Statewide Communities Development Authority Multifamily Housing RB (Valley Palms Apartments Project) 2002 Series C-T Guaranteed by Federal National Mortgage Association	05/15/35	0.10%	$2,300,000
4,000,000	City of Milpitas (The Crossing at Montague Apartments) Multifamily Housing RB 2000 Series A-T Guaranteed by Federal National Mortgage Association	08/15/33	0.13	4,000,000
10,095,000	Dormitory Authority of the State of New York (Royal Charter Properties-East, Inc.) RB - Series 2006B Guaranteed by Federal National Mortgage Association	11/15/36	0.08	10,095,000
550,000	Housing Authority of the County of Sacramento Multifamily Housing RB (Deer Park Apartments) 2002 Issue A-T Guaranteed by Federal National Mortgage Association	07/15/35	0.13	550,000
7,100,000	New York City HDC (Multi-Family Rental Housing RB (90 West Street) 2006 Series B Guaranteed by Federal National Mortgage Association	03/15/36	0.07	7,100,000
13,725,000	New York City HDC Multi-Family Mortgage RB (201 Pearl Street Development) 2006 Series B Guaranteed by Federal National Mortgage Association	10/15/41	0.07	13,725,000
2,220,000	New York City HDC Multi-Family Rental Housing RB (2 Gold Street) 2006 Series B Guaranteed by Federal National Mortgage Association	04/15/36	0.07	2,220,000
2,970,000	New York City HDC Multi-Family Rental Housing RB (The Nicole) 2005 Series B Guaranteed by Federal National Mortgage Association	11/15/35	0.08	2,970,000
6,800,000	New York City HDC Multi-Family Rental Housing RB (Related -Westport Development), 2004 Series B Guaranteed by Federal National Mortgage Association	06/15/34	0.08	6,800,000
26,050,000	Redevelopment Agency of the City and County of San Francisco Multifamily Housing RB (Related - Third and Mission)1999 Series D Guaranteed by Federal National Mortgage Association	06/15/34	0.08	26,050,000
4,025,000	Redevelopment Authority of the County of Montgomery, PA Multifamily Housing RB (Kingswood Apartment Project) 2001 A-T1 Guaranteed by Federal National Mortgage Association	08/15/31	0.13	4,025,000
3,510,000	Washington State Housing Finance Commission Multifamily Housing RB (Ballard Landmark Inn Project), Series 2006B Guaranteed by Federal Home Loan Bank	12/15/41	0.13	3,510,000
83,345,000	Total Variable Rate Demand Instruments			83,345,000

	Total Investments (99.96%) (Cost $1,784,273,759†)			1,784,273,759
	Cash and other assets, net of Liabilities (0.04%)			727,777
	Net Assets (100.00%)			$1,785,001,536

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

	Advantage Shares, 1,012,748,831 shares outstanding			$ 1.00
	Fiduciary Class, 417,307,683 shares outstanding			$ 1.00
	Institutional Class, 18,582,604 shares outstanding			$ 1.00
	Institutional Service Shares, 103,276,713 shares outstanding			$ 1.00
	Investor Select Class, 41,392,654 shares outstanding			$ 1.00
	Retail Class, 191,747,843 shares outstanding			$ 1.00

FOOTNOTES:
1)
Securities payable on demand at par including accrued interest with seven days notice). The interest rate is determined based upon 91-day Treasury Bill Yield established in the most recent 91-day Treasury Bill auction plus (or, if applicable, minus) the Weekly-Rate Placement Spread, as determined form time to time sufficient by the OPIC Placement Agent.

2)
Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
	FHLMC = Federal Home Loan Mortgage Corporation
	FNMA = Federal National Mortgage Association
	GNMA = Government National Mortgage Association
	HDC = Housing Development Corporation
	OPIC = Overseas Private Investment Corporation
	RB = Revenue Bond
	USTR = U.S. Treasury Note

DAILY INCOME FUND
MUNICIPAL PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 2014
(UNAUDITED)

		Maturity	Interest	Value
Face Amount	Security Description	Date	Rate	(Note 1)

TAX EXEMPT COMMERCIAL PAPER (4.25%)
$14,818,000	Maryland State Health and Higher Educational Facilities Authority (John Hopkins Health Systems) - Series B	01/02/15	0.06%	$14,818,000
12,403,000	Maryland State Health and Higher Educational Facilities Authority (John Hopkins Health Systems) - Series A	01/06/15	0.06	12,403,000
27,221,000	Total Tax Exempt Commercial Paper			27,221,000

TAX EXEMPT OBLIGATION NOTES AND BONDS (11.31%)
$4,125,000	Cato-Meridian CSD, Cayuga County, NY BANS, 2014	06/19/15	0.38%	$4,136,778
1,144,075	Chittenango CSD, Madison and Onondaga Counties, NY BANS 2014	07/03/15	0.45	1,145,784
6,150,000	City School District of the City of Geneva, Ontario County, NY BANS 2014	08/14/15	0.38	6,173,391
6,000,000	City School District of the City of Geneva, Ontario County, NY School District Bonds, 2014	06/19/15	0.39	6,016,863
18,573,608	City School District of The City of Lockport, Niagara County, NY BANS 2014	08/06/15	0.35	18,617,557
5,000,000	East Rockaway Union Free School District, Nassau County, NY TANS for 2014 - 2015 Taxes	06/19/15	0.42	5,013,365
1,121,267	Evans-Brant (Lake Shore) CSD, Erie County, NY BANS - 2014	04/16/15	0.05	1,122,870
1,850,000	Hendrick Hudson CSD, Westchester County, NY BANS - 2014	06/26/15	0.49	1,854,523
3,300,000	Johnshon City CSD, Broome County, NY BANS 2014	07/17/15	0.42	3,310,277
1,580,684	Lakeland CSD of Shrub Oak, Westchester County, NY BANS for Vehicles - 2014	08/28/15	0.49	1,585,931
2,350,000	Lansing CSD, Tompkins County, NY BANS 2014 (Renewals)	06/30/15	0.35	2,354,623
5,800,000	Mineola Uniion Free School District, Nassau County, NY TANS for 2014-2015 Taxes	06/30/15	0.37	5,817,946
2,361,500	Roscoe CSD, Sullivan and Delaware Counties, NY BANS, 2014 (Renewals)	06/30/15	0.45	2,367,876
1,250,000	Schodack CSD, Rensselaer County, NY BANS 2014	07/17/15	0.53	1,253,151
1,310,878	South Colonie CSD, Albany and Schenectady Counties, NY BANS, 2014	08/21/15	0.46	1,315,352
1,419,756	South Glens Falls CSD, Saratoga County, NY BANS 2014	07/31/15	0.45	1,424,245
2,238,500	Thousand Islands CSD, Jefferson County, NY BANS 2014	06/19/15	0.35	2,245,203
2,445,000	Village of Depew, Erie County, NY BANS, 2014	08/27/15	0.67	2,450,212
2,147,700	Voorheesville CSD, Albany County, NY BANS - 2014	06/26/15	0.30	2,152,340
2,173,002	Whitesboro CSD, Oneida County, NY BANS, 2014	06/26/15	0.42	2,179,048
72,340,970	Total Tax Exempt Obligation Notes and Bonds			72,537,335

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (1) (85.94%)
$1,700,000	Adams County IDA, PA RB (Say Plastics, Inc. Project) - Series 2007A (2) LOC Wells Fargo Bank, N.A.	08/01/32	0.24%	$1,700,000
4,100,000	Allegheny County IDA, PA Health Care RB (Vincentian Collaborative System) - Series 2008A LOC PNC Bank, N.A.	06/01/38	0.04	4,100,000
1,450,000	BB&T Municipal Trust Floater Certificates - Series 5000 DLL LOC Rabobank Nederland, N.A.	10/01/28	0.14	1,450,000
2,000,000	BB&T Municipal Trust Series 2011 LOC Branch Banking and Trust Company	09/01/22	0.08	2,000,000
650,000	Broward County, FL HFA (Sailboat Bend Artist Lofts Project) - Series 2006 (2) LOC Citibank, N.A.	04/15/38	0.11	650,000
2,000,000	California Pollution Control Financing Authority Pollution Control Refunding RB (Pacific Gas and Electric Company) Series 1996C LOC JPMorgan Chase Bank, N.A.	11/01/26	0.01	2,000,000
1,500,000	City of Galesburg, IL RB (Knox College Project) - Series 1999 LOC PNC Bank, N.A.	07/01/24	0.05	1,500,000
5,000,000	City of Indianapolis, IN RB (Nora Commons) - Multifamily Housing RB, Series 2004A (2) LOC U.S. Bank, N.A.	12/01/39	0.14	5,000,000
700,000	City of Jeffersontown, KY RB (Kentucky League of Cities Funding Trust Lease Program) - Series 2000 LOC U.S. Bank, N.A.	03/01/30	0.05	700,000
4,350,000	City of Milwaukee, WI IDRB (Midwest Express Airlines, Inc. Project) - Series 1998 (2) LOC U.S. Bank, N.A.	08/01/30	0.24	4,350,000
15,550,000	City of Philadelphia, PA Gas Works RRB Eighth Series D (1998 General Ordinance) LOC Royal Bank of Canada	08/01/31	0.03	15,550,000
2,750,000	City of Williamstown, KY RB (Kentucky League of Cities Funding Trust Lease Program) - Series 08A LOC U.S. Bank, N.A.	07/01/38	0.05	2,750,000
3,000,000	Colorado HFA Solid Waste Disposal RB (Waste Management, Inc. Project) - Series 2003 (2) LOC Wells Fargo Bank, N.A.	08/01/38	0.08	3,000,000
2,185,000	Community Development Authority of the City of Manitowoc, WI Housing RB (Southbrook Manor Project) - Series 1998 (2) LOC Federal Home Loan Bank	05/01/33	0.10	2,185,000
670,000	Community Development Authority of the Village of Saukville, WI IDRB (Calibre, Inc. Project) - Series 2004 (2) LOC BMO Harris Bank N.A.	09/01/29	0.24	670,000
700,000	Connecticut State Development Authority Solid Waste Disposal Facilities RB (Rand – Whitney Containerboard Limited Partnership Project) - Series 1993 (2) LOC BMO Harris Bank N.A.	08/01/23	0.05	700,000
2,625,000	County of Jefferson, KY Industrial RRB (Zeochem L.L.C. Project) - Series 2001 LOC UBS AG	08/01/21	0.16	2,625,000
2,250,000	County of Saratoga Industrial Development Agency The Saratoga Hospital Obligated Group Civic Facility RB (The Saratoga Hospital Project - Letter of Credit Secured) - Series 2007A LOC HSBC Bank USA, N.A.	12/01/32	0.04	2,250,000
10,415,000	Development Authority of Columbus, GA MHRB (Avalon apartments Projects) - Series 2008 (2) Guaranteed by Federal National Mortgage Association	10/15/40	0.07	10,415,000
3,900,000	Dormitory Authority of the State of New York RB (BlytheDale Children Hospital) - Series 2009 LOC TD Bank, N.A.	12/01/36	0.04	3,900,000
7,095,000	Dormitory Authority of the State of New York RB Highland Community Development Corporation Series 1994B LOC HSBC Bank USA, N.A.	07/01/23	0.04	7,095,000
2,800,000	Dormitory Authority of the State of New York RB (F.F.T Senior Communities, Inc.) - Series 2012 LOC HSBC Bank USA, N.A.	07/01/39	0.04	2,800,000
1,700,000	Duval County, FL HFA Multifamily Housing Mortgage RB (Camri Green Apartments) - Series 2003 (2) Guaranteed by Federal National Mortgage Association	11/15/36	0.06	1,700,000
8,825,000	Federal Home Loan Mortgage Corporation Class A Multi-family Certificates, Series M015 (2) Guaranteed by Federal Home Loan Mortgage Corporation	05/15/46	0.07	8,825,000
4,300,000	Fulton County, KY Industrial Building RB (The Burke-Parsons-Bowlby Corporation Project) - Series 2006 (2) LOC Branch Banking and Trust Company	07/01/26	0.20	4,300,000
7,400,000	Housing Authority of Cobb County, GA MHRB (Highland Ridge Apartments Project) - Series 2008 Guaranteed by Federal Home Loan Mortgage Corporation	07/01/41	0.04	7,400,000
1,645,000	Housing Authority of the County of Door, WI Housing RB (Big Hill Regency House Project) - Series 1998 (2) LOC Federal Home Loan Bank	11/01/28	0.10	1,645,000
2,400,000	Irvine Ranch Water District, CA Consolidated GO's of Improvement District Nos 105, 140, 240 & 250 - Series 1995 LOC Sumitomo Mitsui Banking Corp	01/01/21	0.04	2,400,000
7,900,000	Kentucky Economic Development Finance Authority Hospital RB (Baptist Healthcare System Obligated Group) - Series 2009B-1 LOC JPMorgan Chase Bank, N.A.	08/15/38	0.01	7,900,000
1,700,000	King George County, VA IDA RB (Birchwood Power Partners, L.P. Project) - Series 1995 (2) LOC Bank of Nova Scotia	11/01/25	0.02	1,700,000
24,500,000	Long Island Power Authority Electric System General, NY RB Series 2012D LOC TD Bank, N.A.	12/01/29	0.01	24,500,000
600,000	Loudoun County, VA IDA RB (Howard Hughes Medical Institute Issue) - Series 2003C	02/15/38	0.02	600,000
1,440,000	Lower Neches Valley Authority IDC, TX RRB (ExxonMobil Project) - Series 2001 Subseries 2001A	11/01/29	0.02	1,440,000
24,100,000	Metropolitan Transportation Authority Dedicated Tax Fund Refunding Bonds - Subseries 2008A-1 - Series 2001 Subseries 2001A LOC Royal Bank of Canada	11/01/31	0.02	24,100,000
19,000,000	Metropolitan Transportation Authority RB - Series 2005D, Subseries 2005 D-2 LOC Landesbank Hessen - Thuringen Girozentrale	11/01/35	0.05	19,000,000
4,000,000	Mississippi Business Finance Corporation Gulf Opportunity Zone IDRB (Chevron U.S.A. Inc. Project) - Series 2010G	11/01/35	0.01	4,000,000
9,700,000	Narragansett Bay Commission Wastewater System, RI RRB 2008 Series A LOC U.S. Bank, N.A.	09/01/34	0.04	9,700,000
3,450,000	Nevada Housing Division MHRB (Golden Apartment) - Series 2007 (2) Guaranteed by Federal Home Loan Mortgage Corporation	10/01/37	0.08	3,450,000
1,000,000	Nevada Housing Division Multi-Unit Housing RB (Maryland Villas Project) - Series 1997A (2) LOC U.S. Bank, N.A.	10/01/30	0.09	1,000,000
2,100,000	New Jersey Health Care Facilities Financing Authority RB (Robert Wood Johnson University Hospital Project) - Series 2003 A-3 LOC Wells Fargo Bank, N.A.	07/01/23	0.03	2,100,000
3,200,000	New York City Housing Development Corporation Multi-Family Rental Housing RB (100 Jane Street Development) - Series A (2) Collateralized by Federal National Mortgage Association	09/15/28	0.03	3,200,000
4,900,000	New York City Housing Development Corporation Multi-Family Rental Housing RB (Brookhaven Apartments) - Series 2004 A (2) LOC Citibank, N.A.	01/01/36	0.05	4,900,000
3,770,000	New York City Industrial Development Agency Civic Facility RB (2004 Jamaica First Parking, LLC Project) LOC TD Bank, N.A.	03/01/34	0.03	3,770,000
5,300,000	New York City Industrial Development Agency Liberty RB (FC Hanson Office Associates, LLC Project) - Series 2004 LOC ING Bank, N.V.	12/01/39	0.03	5,300,000
16,000,000	New York City Transitional Finance Authority Future Tax Secured Refunding Senior Bonds Fiscal 2003 Subseries A-3 LOC Bank of Tokyo-Mitsubishi UFJ Ltd.	11/01/29	0.04	16,000,000
4,575,000	New York City, NY Adjustable Rate Subseries A-6 LOC Landesbank Hessen-Thuringen Girozentrale	08/01/19	0.04	4,575,000
2,900,000	New York City, NY HDC Multi-Family Mortgage RB (White Plains Courtyard Apartments) - Series 2005A (2) Guaranteed by Federal Home Loan Mortgage Corporation	03/01/38	0.04	2,900,000
1,200,000	New York State Dormitory Authority RB (Cornell University) - Series 2000A	07/01/29	0.04	1,200,000
1,300,000	New York State Dormitory Authority RB (LeMoyne College Project) - Series 2009 LOC TD Bank, N.A.	01/01/39	0.04	1,300,000
10,480,000	New York State Energy Research and Development Authority Facilities RB (Consolidated Edison company of New York, Inc. Project) - Series 2005A-3 LOC Mizuho Corporate Bank Ltd	05/01/39	0.03	10,480,000
5,000,000	New York State HFA RB (Tribeca Green Housing) - Series 2003A LOC Landesbank Hessen Thuringen Girozentrale	11/01/36	0.04	5,000,000
4,000,000	New York State Housing Finance Agency (160 Madison Avenue Housing RB) - 2013 Series A LOC PNC Bank, N.A.	11/01/46	0.01	4,000,000
11,000,000	New York State Housing Finance Agency (388 Bridge Street Housing RB) - 2012 Series A LOC Manufacturers and Trader Trust Company	05/01/46	0.04	11,000,000
5,000,000	New York State Housing Finance Agency RB (10 Liberty Street Housing) - 2003 Series A Guaranteed by Federal Home Loan Mortgage Corporation	05/01/35	0.02	5,000,000
3,900,000	New York State Housing Finance Agency RB (Capitol Green Apartments Housing) - Series 2006A (2) Guaranteed by Federal National Mortgage Association	05/15/36	0.04	3,900,000
3,100,000	New York State Housing Finance Agency RB (Gotham West Housing) - Series 2011A-2 LOC Wells Fargo Bank, N.A.	05/01/45	0.01	3,100,000
4,000,000	New York State Housing Finance Agency RB (Kew Gardens Hill Housing) - 2006 Series A (2) Guaranteed by Federal National Mortgage Association	05/15/36	0.03	4,000,000
10,000,000	New York State Housing Finance Agency (605 West 42nd Street Housing Revenue Bonds) - 2014 Series A & 2014 Series B LOC Bank of China	05/01/48	0.25	10,000,000
2,550,000	Oneida County Industrial Development Agency Civic Facility, NY RB (St. Elizabeth Medical Center Facility) - Series 2006A LOC HSBC Bank USA, N.A.	06/01/26	0.04	2,550,000
1,000,000	Orange County, FL HFA MHRB (Post Fountains at Lee Vista Project) - Series 1997E Collateralized by Federal National Mortgage Association	06/01/25	0.04	1,000,000
3,500,000	Palm Beach County, FL RB (Norton Gallery and School of Art, Inc. Project) - Series 1995 LOC Northern Trust Bank	05/01/25	0.04	3,500,000
3,000,000	Peninsula Ports Authority of Virginia, Coal Terminal RRB (Dominion Terminal Association Project) - Series 1987-D LOC U.S. Bank, N.A.	07/01/16	0.01	3,000,000
1,900,000	Pennsylvania EDFA EDRB (Joseph R & Nancy L DelSignore Project) - 2005 Series B-2 (2) LOC PNC Bank, N.A.	08/01/30	0.12	1,900,000
2,755,000	Pittsburg, CA Redevelopment Agency (Los Medanos Community Development Project) - 2004 Series A LOC State Street Bank & Trust Company/California State Teachers Retirement System	09/01/35	0.03	2,755,000
7,400,000	Public Finance Authority Midwestern Disaster Area, WI RB Series 2011 (RPD Holdings, LLC and HGI Wisconsin, LLC Project) LOC Farm Credit Service of America / AgriBank Farm Credit Bank	09/01/36	0.04	7,400,000
600,000	Rockingham County, NC Industrial Facilities and PCFA IDRB (Whiteridge Plastics, LLC Project) - Series 2003 (2) LOC Branch Banking and Trust Company	01/01/17	0.10	600,000
1,065,000	South Carolina State Jobs EDA EDRB (Diversified Coating Systems, Inc Project) - Series 2002 (2) LOC Branch Banking and Trust Company	04/01/17	0.10	1,065,000
14,570,000	State of California GO Bonds - Series 2003A-2 LOC BMO Harris Bank, N.A.	05/01/33	0.02	14,570,000
16,845,000	State of California GO Bonds - Series 2004-A2 LOC State Street Bank and Trust Company	05/01/34	0.01	16,845,000
3,900,000	State of California GO Bonds - Series 2004A-4 LOC Citibank, N.A.	05/01/34	0.01	3,900,000
19,900,000	State of California GO Bonds - Series 2004B-1 LOC Citibank, N.A.	05/01/34	0.01	19,900,000
6,100,000	State of California GO Bonds - Series 2004B-3 LOC Citibank, N.A.	05/01/34	0.01	6,100,000
7,675,000	State of California GO Bonds - Series 2005A1-2 LOC Royal Bank of Canada	05/01/40	0.02	7,675,000
9,000,000	State of California GO Bonds - Series 2005B-7 LOC JPMorgan Chase Bank, N.A.	05/01/40	0.01	9,000,000
1,700,000	State of Connecticut HEFA RB (Gaylord Hospital Issue) - Series B LOC Bank of America, N.A.	07/01/37	0.10	1,700,000
6,100,000	State of Connecticut HEFA RB (Yale University Issue) - Series T-2	07/01/29	0.03	6,100,000
5,500,000	State of Connecticut HEFA RB (Yale University Issue) - Series U-1	07/01/33	0.02	5,500,000
13,000,000	State of Connecticut HEFA RB (Yale University Issue) - Series V-1	07/01/36	0.01	13,000,000
2,680,000	State of Connecticut HEFA RB (Yale University Issue) - Series V-2	07/01/36	0.01	2,680,000
3,500,000	Suffolk County, NY IDA Civil Facility RB (St. Anthopny's Hogh School Civil Facility) - Series 2006 LOC U.S. Bank, N.A	12/01/36	0.03	3,500,000
770,000	Suffolk, VA Redevelopment and Housing Authority MHRB (Oak Springs Apartments, LLC Project) - Series 1999 Guaranteed by Federal Home Loan Mortgage Corporation	12/01/19	0.10	770,000
2,335,000	The City of New York Fiscal 2004 Series H-4 LOC Bank of New York Mellon, N.A.	03/01/34	0.02	2,335,000
1,000,000	The City of New York GO Bonds, Fiscal 2008 Series J-6 LOC Landesbank Hessen - Thuringen Girozentrale	08/01/24	0.04	1,000,000
2,500,000	The City of New York GO Bonds, Fiscal 2008 Series L-4 LOC U.S. Bank, N.A.	04/01/38	0.02	2,500,000
16,750,000	The City of New York GO Bonds, Fiscal 2012 Series G, Subseries G-4 LOC PNC Bank, N.A.	04/01/42	0.02	16,750,000
21,450,000	The City of New York GO Bonds, Fiscal 2012 Series G, Subseries G-7 LOC The Bank of Tokyo-Mitsubishi UFJ, Ltd.	04/01/42	0.02	21,450,000
12,800,000	The City of New York GO, Fiscal 1994 Series A-7 LOC JPMorgan Chase Bank, N.A.	08/01/20	0.03	12,800,000
1,755,000	The County Commission of Cabell County, West Virginia Adjustable Rate Demand Commercial Development RB (Valley Health Systems, Inc. Project)) - Series 2006A LOC JPMorgan Chase Bank, N.A.	01/01/32	0.16	1,755,000
1,040,000	The Economic Development Corporation of the City of Lapeer Development, MI RB (H & H Tool, Inc. Project) - Series 2007 LOC PNC Bank, N.A	01/01/37	0.06	1,040,000
3,600,000	The Trust for Cultural Resources of the City of New York RB (WNYC Radio, Inc.) - Series 2006 LOC Wells Fargo Bank, N.A.	04/01/26	0.03	3,600,000
4,700,000	The Trust for Cultural Resources of the City of New York RRB (Lincoln Center for the Performing Arts, Inc.) - 2008A-2 LOC Bank of New York Mellon, N.A.	12/01/35	0.03	4,700,000
7,095,000	The Trust for Cultural Resources of the of the County of Onondaga, Onondaga County, NY RB (Syracuse University Project) - Series 2010A LOC Wells Fargo Bank, N.A.	12/01/29	0.01	7,095,000
5,980,000	Triborough Bridge and Tunnel Authority RB Series 2001B LOC State Street Bank & Trust Company	01/01/32	0.02	5,980,000
30,000	University of North Carolina at Chapel Hill RB - Series 2001B	12/01/25	0.02	30,000
680,000	Upper Illinois River Valley Development Authority IDRB (Advanced Flexible Composites, Inc. Project) - Series 2003-A (2) LOC Bank of America, N.A.	06/01/25	0.18	680,000
21,300,000	Washington Health Care Facilities Authority RB (MultiCare Health System) - Series 2007C LOC Barclays Bank PLC	08/15/41	0.01	21,300,000
7,400,000	Washington Health Care Facilities Authority RB (MultiCare Health System) - Series 2007D LOC Barclays Bank PLC	08/15/41	0.01	7,400,000
2,700,000	Washington State HFC MHRB (The Seasons Apartment Project) - Series 2006 (2) Guaranteed by Federal National Mortgage Association	12/15/40	0.07	2,700,000
550,900,000	Total Tax Exempt Variable Rate Demand Instruments			550,900,000

	Total Investments (101.50%)
	(cost $650,658,335†)			650,658,335
	Liabilities in excess of cash and other assets (-1.50%)			(9,634,420)

	Net Assets (100.00%)			$ 641,023,915

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

	Advantage Shares, 316,228,207 shares outstanding			$ 1.00
	Institutional Class, 646,375 shares outstanding			$ 1.00
	Institutional Service Class, 3,300,464 shares outstanding			$ 1.00
	Retail Class, 274,829,649 shares outstanding			$ 1.00
	Investor Service Class Shares, 46,225,930 shares outstanding			$ 1.00

FOOTNOTES:

1) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue.  All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities.  This is not a guarantee and does not serve to insure or collateralize the issue.

	2) Security subject to alternative minimum tax.
KEY:
	BANS = Bond Anticipation NoteS	IDA = Industrial Development Authority
	CSD = Central School District	IDC = Industrial Development Corporation
	EDA = Economic Development Authority	IDRB = Industrial Development Revenue Bond
	EDFA = Economic Development Finance Authority	LOC = Letter of Credit
	EDRB = Economic Development Revenue Bond	MHRB = Multi-Family Housing Revenue Bond
	GO = General Obligation	PCFA = Pollution Control Finance Authority
	HDC = Housing Development Corporation	RB = Revenue Bond
	HEFA = Health and Education Facilities Authority	RRB = Revenue Refunding Bonds
	HFA = Housing Finance Authority	TANS = Tax Anticipation Notes
	HFC = Housing Finance Commission

	Note 1 - Valuation of Securities

Investments are valued at amortized cost, which approximates market value.  Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.  GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable.  Based on the valuation inputs, the securities or other investments are tiered into one of three levels.  Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

	Level 1 – prices are determined using quoted prices in an active market for identical assets.

Level 2 – prices are determined using other significant observable inputs.  Observable inputs are inputs that the other market participants may use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – prices are determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, December 31, 2014.  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.  Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

	The following table summarizes the inputs used to value the Daily Income Fund – Money Market Portfolio’s investments as of December 31, 2014:

	Description		Quoted Prices in
			Active Markets	Significant Other	Significant
			for Identical	Observable	Unobservable
			Assets	Inputs	Inputs
			(Level 1)	(Level 2)	(Level 3)

	Repurchase agreements		$ -0-	$ -0-	$ -0-
	Debt securities		$ -0-	5,881,899,202	$ -0-

	Total.................................................................................		$ -0-	5,881,899,202	$ -0-

	The following table summarizes the inputs used to value the Daily Income Fund – U.S. Treasury Portfolio’s investments as of December 31, 2014:

	Description		Quoted Prices in
			Active Markets	Significant Other	Significant
			for Identical	Observable	Unobservable
			Assets	Inputs	Inputs
			(Level 1)	(Level 2)	(Level 3)

	Repurchase agreements		$ -0-	377,000,000	$ -0-
	Debt securities		$ -0-	1,949,928,985	$ -0-

	Total......................................................................................		$ -0-	2,326,928,985	$ -0-

	The following table summarizes the inputs used to value the Daily Income Fund – U.S. Government Portfolio’s investments as of December 31, 2014:

	Description		Quoted Prices in
			Active Markets	Significant Other	Significant
			for Identical	Observable	Unobservable
			Assets	Inputs	Inputs
			(Level 1)	(Level 2)	(Level 3)

	Repurchase agreements		$ -0-	597,000,000	$ -0-
	Debt securities		$ -0-	1,187,273,759	$ -0-

	Total.................................................................................		$ -0-	1,784,273,759	$ -0-

	The following table summarizes the inputs used to value the Daily Income Fund – Municipal Portfolio’s investments as of December 31, 2014:

	Description		Quoted Prices in
			Active Markets	Significant Other	Significant
			for Identical	Observable	Unobservable
			Assets	Inputs	Inputs
			(Level 1)	(Level 2)	(Level 3)

	Debt securities		$ -0-	$650,658,335	$ -0-

	Total.................................................................................		$ -0-	$650,658,335	$ -0-

For the period ended December 31, 2014, there were no Level 1 or Level 3 investments.   There were also no transfer between levels during the period ended December 31, 2014.  Please refer to Schedule of Investments for specifics of the major categories of the Portfolio's investments.

Item 2:                      Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b)
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 3:                      Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Income Fund

By (Signature and Title)*                                                      /s/Christine Manna
             Christine Manna, Secretary

Date: February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                                                      /s/Michael P. Lydon
                      Michael P. Lydon, President

Date: February 25, 2015

By (Signature and Title)*                                                      /s/Esther Cheung
                      Esther Cheung, Treasurer and Assistant Secretary

Date: February 25, 2015

* Print the name and title of each signing officer under his or her signature.